BALANCE SHEETS (in thousands) (USD $) In Thousands	Jun. 30, 2011	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 23,872	$ 25,779
Prepaid expenses and other current assets	72	105
Income tax receivable	1,370
Deferred tax asset	411	556
Total current assets	25,725	26,440
Property and equipment, at cost
Machinery and equipment	62	62
Furniture and fixtures	17	17
[PropertyPlantAndEquipmentGross]	79	79
Accumulated depreciation	(71)	(70)
[PropertyPlantAndEquipmentNet]	8	9
Other assets
Non-current deferred tax assets	579	783
Total other assets	579	783
Total assets	26,312	27,232
Current liabilities:
Accounts payable	120	32
Accrued expenses	461	211
Accrued employee compensation	1	684
Total current liabilities	582	927
Other liabilities:
Non-current taxes payable	4,098	4,098
Total liabilities	4,680	5,025
Common stock
Issued and outstanding – 11,646 at June 30, 2011 and March 31, 2011	13,544	13,544
Retained earnings	8,088	8,663
Total stockholders’ equity	21,632	22,207
Total liabilities and stockholders’ equity	$ 26,312	$ 27,232